Rule 497(e)
Registration Nos. 333-174332 and 811-22559

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES FUND
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2018

DATED JULY 27, 2018

1.       Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the Fund will not invest in securities of registered investment companies or business development companies in excess of the limits imposed by Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended.

2.       Notwithstanding anything to the contrary in the Fund’s Prospectus, “BDC Risk” is hereby deleted from the “Principal Risks” section of the summary section of the Fund’s Prospectus.

3.       Notwithstanding anything to the contrary in the Fund’s Prospectus, “Business Development Company Risk” is deleted from the section of the Prospectus entitled “Additional Risks of Investing in the Fund – Principal Risks” and moved to the section of the Prospectus entitled “Additional Risks of Investing in the Fund – Non-Principal Risks.”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE